Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2018
Personnel expenses (Tables) [Abstract]
Personnel expenses

14.   Personnel expenses

	R$ thousand
	Years ended December 31
	2018	2017	2016
Salaries	(8,350,461)	(9,170,556)	(8,236,617)
Benefits	(4,383,644)	(5,385,133)	(3,625,796)
Social security charges	(2,997,889)	(3,505,290)	(2,862,067)
Employee profit sharing	(1,682,868)	(1,572,472)	(1,451,310)
Provision for labor claims	(1,289,664)	(927,136)	(663,124)
Training	(166,936)	(162,678)	(164,869)
Total (1)	(18,871,462)	(20,723,265)	(17,003,783)